Financial instruments - (Schedule of liquidity risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 270,989	$ 439,135	$ 396,146
Non-hedge derivative assets	7,430	2,736
Agreements with communities	33,947	41,912
Long-term debt, including embedded derivative	(1,180,274)	(1,135,675)
Gold prepayment obligation	(140,008)	(137,031)
Wheaton refund liability	(5,424)	0
Finance lease liabilities	(78,002)	(63,514)	$ (81,947)
Derivative financial liabilities	(12,451)	(15,312)
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	270,989	439,135
Restricted cash	437	337
Trade and other receivables	172,890	114,381
Non-hedge derivative assets	7,430	2,736
Assets used to manage liquidity risk	451,746	556,589
Trade and other payables, including embedded derivative	(189,179)	(209,413)
Agreements with communities	(36,273)	(40,787)
Deferred Rosemont acquisition consideration	(27,518)	(25,961)
Long-term debt, including embedded derivative	(1,185,805)	(1,139,695)
Gold prepayment obligation	(140,008)	(137,031)
Wheaton refund liability	(5,424)
Non-derivative financial liabilities	(1,584,207)	(1,552,887)
Non-hedge derivative contracts	(12,451)	(15,312)
Derivative financial liabilities	(12,451)	(15,312)
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	270,989	439,135
Restricted cash	437	337
Trade and other receivables	172,890	114,381
Non-hedge derivative assets	7,430	2,736
Assets used to manage liquidity risk	451,746	556,589
Trade and other payables, including embedded derivative	(189,179)	(209,413)
Agreements with communities	(52,497)	(58,837)
Deferred Rosemont acquisition consideration	(30,000)	(30,000)
Long-term debt, including embedded derivative	(1,614,686)	(1,726,904)
Gold prepayment obligation	(140,008)	(137,031)
Wheaton refund liability	(78,500)
Non-derivative financial liabilities	(2,104,870)	(2,162,185)
Non-hedge derivative contracts	(12,451)	(15,312)
Derivative financial liabilities	(12,451)	(15,312)
12 months or less [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	270,989	439,135
Restricted cash	437	337
Trade and other receivables	172,890	114,381
Non-hedge derivative assets	7,430	2,736
Assets used to manage liquidity risk	451,746	556,589
Trade and other payables, including embedded derivative	(189,179)	(209,413)
Agreements with communities	(9,282)	(12,097)
Deferred Rosemont acquisition consideration	(10,000)	0
Long-term debt, including embedded derivative	(68,348)	(87,966)
Gold prepayment obligation	(71,394)	0
Wheaton refund liability	0
Non-derivative financial liabilities	(348,203)	(309,476)
Non-hedge derivative contracts	(12,451)	(15,312)
Derivative financial liabilities	(12,451)	(15,312)
13-36 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Restricted cash	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Agreements with communities	(9,719)	(9,483)
Deferred Rosemont acquisition consideration	(20,000)	(20,000)
Long-term debt, including embedded derivative	(136,696)	(168,188)
Gold prepayment obligation	(68,614)	(137,031)
Wheaton refund liability	0
Non-derivative financial liabilities	(235,029)	(334,702)
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
37-60 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Restricted cash	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Agreements with communities	(5,220)	(6,578)
Deferred Rosemont acquisition consideration	0	(10,000)
Long-term debt, including embedded derivative	(717,767)	(742,125)
Gold prepayment obligation	0	0
Wheaton refund liability	0
Non-derivative financial liabilities	(722,987)	(758,703)
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
More than 60 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Restricted cash	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Agreements with communities	(28,276)	(30,679)
Deferred Rosemont acquisition consideration	0	0
Long-term debt, including embedded derivative	(691,875)	(728,625)
Gold prepayment obligation	0	0
Wheaton refund liability	(78,500)
Non-derivative financial liabilities	(798,651)	(759,304)
Non-hedge derivative contracts	0	0
Derivative financial liabilities	$ 0	$ 0